Taxes - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income tax payable	$ 850,834	$ 233,526
Value added tax payable	3,463,146	1,259,006
Other taxes	88,645	84,644
Total taxes payable	$ 4,402,625	$ 1,577,176